Stock Options and Warrants (Details 2) - $ / shares			9 Months Ended	12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			3,273,000	3,275,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Dec. 31, 2016	Dec. 31, 2015
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Dec. 29, 2014
Stock Options [Member] | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			4,728,000	3,275,000	2,325,000	2,285,000	2,299,000
Number Exerciseable			4,728,000	3,265,000	2,315,000	2,285,000
Stock Options Outstanding, Exercise Price			$ 1.98	$ 1.97	$ 1.73	$ 1.72	$ 1.79
Stock Options [Member] | Year Granted 2007 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			160,000	160,000
Number Exerciseable			160,000	160,000
Stock Options Outstanding, Exercise Price			$ 1.25	$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Mar. 31, 2017	Mar. 31, 2017
Stock Options [Member] | Year Granted 2008 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			150,000	150,000
Number Exerciseable			150,000	150,000
Stock Options Outstanding, Exercise Price			$ 2.6	$ 2.6
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Sep. 23, 2018	Sep. 23, 2018
Stock Options [Member] | Year Granted 2010 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,000	2,000
Number Exerciseable			2,000	2,000
Stock Options Outstanding, Exercise Price			$ 0.51	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jun. 30, 2015	Jun. 30, 2015
Stock Options [Member] | Year Granted 2011 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			4,000	4,000
Number Exerciseable			4,000	4,000
Stock Options Outstanding, Exercise Price			$ 0.85	$ 0.85
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			May 16, 2016	May 16, 2016
Stock Options [Member] | Year Granted 2012 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			1,965,000	1,965,000
Number Exerciseable			1,965,000	1,965,000
Stock Options Outstanding, Exercise Price			$ 1.7	$ 1.7
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Dec. 31, 2015	Dec. 31, 2015
Stock Options [Member] | Year Granted 2012 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,000	2,000
Number Exerciseable			2,000	2,000
Stock Options Outstanding, Exercise Price			$ 1.7	$ 1.7
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Apr. 12, 2017	Apr. 12, 2017
Stock Options [Member] | Year Granted 2013 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			2,000	2,000
Number Exerciseable			2,000	2,000
Stock Options Outstanding, Exercise Price			$ 1.38	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jan. 14, 2018	Jan. 14, 2018
Stock Options [Member] | Year Granted 2014 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			40,000	40,000
Number Exerciseable			30,000	30,000
Stock Options Outstanding, Exercise Price			$ 1.80	$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Mar. 27, 2019	Mar. 27, 2019
Stock Options [Member] | Year Granted 2014 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			950,000	950,000
Number Exerciseable			950,000	950,000
Stock Options Outstanding, Exercise Price			$ 2.55	$ 2.55
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Dec. 31, 2015	Dec. 31, 2015
Stock Options [Member] | Year Granted 2015 | 2003 Plan and 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding			1,455,000
Number Exerciseable			1,455,000
Stock Options Outstanding, Exercise Price			$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Dec. 31, 2017